Fair Value Measurements - Reconciliations of Assets Measured at Fair Value on a Recurring Basis Categorized within Level 3 (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Comprehensive (loss)/income	¥ (11,929)	¥ 11,743	¥ 5,852
Fair Value Measurement on a Recurring Basis [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	17,256
Fair value at the beginning of the year	(486)
Fair value at the end of the year	35,562	17,256
Fair value at the end of the year	(296)	(486)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	15,682
Fair value at the beginning of the year	(486)
Fair value at the end of the year	16,766	15,682
Fair value at the end of the year	(296)	(486)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	7,143
Included in profit or loss	(553)
Comprehensive (loss)/income	(553)
Purchases	4,763
Decrease due to loss of control	(963)
Other	138
Effect of exchange rate changes	(267)
Fair value at the end of the year	10,261	7,143
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	8,539
Included in other comprehensive income	(1,916)
Comprehensive (loss)/income	(1,916)
Purchases	5,029
Sales and settlements	(4,176)
Decrease due to loss of control	(595)
Other	(110)
Effect of exchange rate changes	(266)
Fair value at the end of the year	6,505	8,539
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	(486)
Included in profit or loss	(74)	7
Included in other comprehensive income	0	0
Comprehensive (loss)/income	74	(7)
Purchases	(16)	(457)
Sales and settlements	0	0
Exercise of options	250
Increase due to business combination		(33)
Transfers in	0	0
Decrease due to loss of control	26
Other	(3)
Effect of exchange rate changes	7	(3)
Fair value at the end of the year	(296)	(486)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	1,862	325
Included in profit or loss		1,062
Comprehensive (loss)/income		1,062
Purchases		363
Effect of exchange rate changes		112
Fair value at the end of the year		1,862	325
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year	¥ 13,820	12,795
Included in profit or loss		(1,535)
Included in other comprehensive income		(2,456)
Comprehensive (loss)/income		(3,991)
Purchases		4,949
Sales and settlements		(1,619)
Return of capital		(121)
Increase due to business combination		610
Transfers in		326
Effect of exchange rate changes		871
Fair value at the end of the year		¥ 13,820	¥ 12,795